                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10321

                        RIVERSOURCE MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 02/29

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE AGGRESSIVE GROWTH FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.6%)
Alliant Techsystems                                      29,839(b)         $3,131,305
BE Aerospace                                            293,538(b)         10,068,353
Precision Castparts                                      61,851             6,827,732
                                                                      ---------------
Total                                                                      20,027,390
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.5%)
Expeditors Intl Washington                               70,550             2,774,026
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.5%)
ArvinMeritor                                            124,051             1,400,536
BorgWarner                                               31,800             1,370,898
                                                                      ---------------
Total                                                                       2,771,434
-------------------------------------------------------------------------------------


BEVERAGES (0.9%)
Central European Distribution                            33,170(b)          1,929,831
Molson Coors Brewing Cl B                                56,800             3,064,928
                                                                      ---------------
Total                                                                       4,994,759
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.4%)
Alexion Pharmaceuticals                                  75,753(b)          4,591,389
BioMarin Pharmaceutical                                 225,170(b,d)        8,565,467
CSL                                                      47,253(c)          1,584,413
Millennium Pharmaceuticals                              105,041(b)          1,469,524
Onyx Pharmaceuticals                                     48,133(b)          1,314,994
United Therapeutics                                      21,430(b)          1,803,763
                                                                      ---------------
Total                                                                      19,329,550
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.9%)
BlackRock                                                36,010             6,958,932
Federated Investors Cl B                                 37,620             1,526,620
GFI Group                                                28,198(b)          2,158,557
Northern Trust                                           75,058             5,076,173
State Street                                             18,116             1,423,012
T Rowe Price Group                                       93,210             4,709,901
                                                                      ---------------
Total                                                                      21,853,195
-------------------------------------------------------------------------------------

CHEMICALS (4.4%)
Air Products & Chemicals                                 38,880             3,550,910
CF Inds Holdings                                         12,420             1,516,234
Monsanto                                                 80,174             9,274,528
Mosaic                                                   62,216(b)          6,924,641
Syngenta                                                  5,576(c)          1,603,691
Terra Inds                                               41,874(b)          1,893,124
                                                                      ---------------
Total                                                                      24,763,128
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.3%)
Covanta Holding                                          53,360(b)          1,530,365
FTI Consulting                                          144,862(b)          9,198,737
Stericycle                                               42,930(b)          2,313,498
                                                                      ---------------
Total                                                                      13,042,600
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
Foundry Networks                                        124,630(b)          1,479,358
Juniper Networks                                        161,865(b)          4,341,219
                                                                      ---------------
Total                                                                       5,820,577
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Apple                                                    11,936(b)          1,492,239
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.7%)
Foster Wheeler                                          103,510(b)          6,774,730
Quanta Services                                         137,188(b)          3,276,049
Shaw Group                                               79,539(b)          5,120,721
                                                                      ---------------
Total                                                                      15,171,500
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (3.9%)
Owens-Illinois                                          385,291(b)         21,749,677
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.5%)
Apollo Group Cl A                                        92,864(b)          5,699,992
DeVry                                                    31,699             1,392,854
Strayer Education                                         9,001             1,401,456
                                                                      ---------------
Total                                                                       8,494,302
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.1%)
Interactive Brokers Group Cl A                           52,090(b)          1,618,436
Intercontinental Exchange                                22,170(b)          2,888,751
NASDAQ OMX Group                                         35,468(b)          1,472,277
                                                                      ---------------
Total                                                                       5,979,464
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Allegheny Energy                                         80,020             4,054,614
Reliant Energy                                           68,793(b,d)        1,568,480
                                                                      ---------------
Total                                                                       5,623,094
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.9%)
AMETEK                                                   76,615             3,263,033
First Solar                                              34,445(b)          7,068,114
JA Solar Holdings ADR                                   127,377(b,c)        1,820,217
Vestas Wind Systems                                      42,300(b,c)        4,287,764
                                                                      ---------------
Total                                                                      16,439,128
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Dolby Laboratories Cl A                                  59,610(b)          2,637,743
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.3%)
Cameron Intl                                             33,908(b)          1,440,412
Core Laboratories                                        18,197(b,c)        2,212,755
Diamond Offshore Drilling                                22,240             2,687,259
Dresser-Rand Group                                      147,858(b)          5,037,522
Helmerich & Payne                                        33,204             1,488,535
Natl Oilwell Varco                                       89,869(b)          5,598,839
Patterson-UTI Energy                                     62,410             1,480,989
Tidewater                                                35,510             1,993,887
Weatherford Intl                                        110,661(b)          7,626,755
                                                                      ---------------
Total                                                                      29,566,953
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Bunge                                                    21,520             2,385,277
-------------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                                                  36,180             1,998,945
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
DENTSPLY Intl                                            55,900             2,182,336
Hologic                                                  28,400(b)          1,712,804
Intuitive Surgical                                       11,430(b)          3,222,346
                                                                      ---------------
Total                                                                       7,117,486
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.0%)
Express Scripts                                         206,596(b)         12,209,824
Henry Schein                                             37,430(b)          2,239,063
Humana                                                   30,710(b)          2,098,414
Medco Health Solutions                                  139,746(b)          6,192,145
                                                                      ---------------
Total                                                                      22,739,446
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOTELS, RESTAURANTS & LEISURE (3.3%)
Bally Technologies                                       73,083(b)         $2,770,577
Chipotle Mexican Grill Cl A                              17,550(b)          1,742,715
Intl Game Technology                                    123,516             5,576,747
Las Vegas Sands                                          17,708(b)          1,475,076
WMS Inds                                                138,182(b)          5,246,771
Wynn Resorts                                             17,230             1,735,061
                                                                      ---------------
Total                                                                      18,546,947
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.7%)
DR Horton                                                71,150               998,235
Pulte Homes                                              81,990             1,110,145
Tupperware Brands                                        42,739             1,559,118
                                                                      ---------------
Total                                                                       3,667,498
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
Constellation Energy Group                               24,300             2,146,905
NRG Energy                                               60,170(b)          2,483,216
                                                                      ---------------
Total                                                                       4,630,121
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
McDermott Intl                                           32,770(b)          1,711,249
-------------------------------------------------------------------------------------


INSURANCE (1.5%)
AFLAC                                                    71,443             4,458,758
Aon                                                      49,240             2,048,876
Assurant                                                 33,690             2,107,310
                                                                      ---------------
Total                                                                       8,614,944
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.6%)
Priceline.com                                            28,865(b)          3,291,187
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (2.3%)
Akamai Technologies                                      67,800(b)          2,383,848
Equinix                                                  26,260(b)          1,821,131
MercadoLibre                                             30,520(b,c)        1,103,298
Omniture                                                 66,530(b)          1,528,859
VeriSign                                                 97,620(b)          3,397,177
VistaPrint                                               65,408(b)          2,055,119
Websense                                                 46,070(b)            896,983
                                                                      ---------------
Total                                                                      13,186,415
-------------------------------------------------------------------------------------


IT SERVICES (1.2%)
MasterCard Cl A                                          36,942             7,018,980
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (4.3%)
Charles River Laboratories Intl                          66,439(b)          3,891,997
Covance                                                  32,427(b)          2,737,163
Invitrogen                                               50,775(b)          4,289,980
PAREXEL Intl                                             26,741(b)          1,469,418
Thermo Fisher Scientific                                214,513(b)         11,997,711
                                                                      ---------------
Total                                                                      24,386,269
-------------------------------------------------------------------------------------


MACHINERY (6.3%)
AGCO                                                    207,094(b)         13,432,116
Flowserve                                               129,453            14,097,431
Harsco                                                   45,840             2,589,502
Joy Global                                               37,760             2,506,131
SPX                                                      24,970             2,554,431
                                                                      ---------------
Total                                                                      35,179,611
-------------------------------------------------------------------------------------


MEDIA (1.5%)
Central European Media Enterprises Series A              19,290(b,c)        1,773,137
Focus Media Holding ADR                                  47,960(b,c,d)      2,415,745
Liberty Global Cl A                                     115,739(b)          4,351,786
                                                                      ---------------
Total                                                                       8,540,668
-------------------------------------------------------------------------------------


METALS & MINING (1.4%)
Agnico-Eagle Mines                                       43,660(b,c)        3,003,807
Companhia Siderurgica Nacional ADR                       40,568(c)          1,516,838
Mechel ADR                                                5,773(c)            762,325
Steel Dynamics                                           42,600             2,481,876
                                                                      ---------------
Total                                                                       7,764,846
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.5%)
Nordstrom                                                71,250             2,638,388
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (5.8%)
Alpha Natural Resources                                  37,470(b)          1,519,034
CONSOL Energy                                            82,441             6,263,867
Denbury Resources                                        34,750(b)          1,108,178
Quicksilver Resources                                   195,277(b)          6,717,528
Range Resources                                          93,995             5,750,614
Southwestern Energy                                      74,650(b)          4,869,420
Ultra Petroleum                                          46,667(b)          3,661,959
Williams Companies                                       78,160             2,815,323
                                                                      ---------------
Total                                                                      32,705,923
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.8%)
Alberto-Culver                                          126,020             3,377,336
Chattem                                                  17,100(b)          1,332,090
                                                                      ---------------
Total                                                                       4,709,426
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.9%)
Allergan                                                 65,790             3,896,742
Shire ADR                                                23,220(c)          1,356,977
                                                                      ---------------
Total                                                                       5,253,719
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                                35,298               730,316
MFA Mtge Investments                                    150,135             1,435,290
                                                                      ---------------
Total                                                                       2,165,606
-------------------------------------------------------------------------------------


ROAD & RAIL (0.5%)
CSX                                                      30,965             1,502,422
Ryder System                                             25,190             1,451,196
                                                                      ---------------
Total                                                                       2,953,618
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Altera                                                  116,140             1,987,155
Atheros Communications                                   93,330(b)          2,269,786
Cavium Networks                                          88,720(b)          1,261,598
MEMC Electronic Materials                               113,301(b)          8,642,601
Microchip Technology                                    103,650             3,190,347
Microsemi                                                92,947(b)          2,021,597
Varian Semiconductor Equipment Associates                94,577(b)          3,194,811
                                                                      ---------------
Total                                                                      22,567,895
-------------------------------------------------------------------------------------


SOFTWARE (4.7%)
Activision                                              319,950(b)          8,718,637
Citrix Systems                                           39,960(b)          1,315,883
Informatica                                             235,378(b)          4,109,700
McAfee                                                   89,770(b)          2,986,648
Nintendo                                                 13,000(c)          6,471,398
Salesforce.com                                           49,780(b)          2,972,862
                                                                      ---------------
Total                                                                      26,575,128
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.4%)
Aeropostale                                              60,942(b)          1,636,902
Dick's Sporting Goods                                    43,140(b)          1,189,801
GameStop Cl A                                           209,166(b)          8,860,271
GUESS?                                                  155,251             6,385,473
J Crew Group                                             33,120(b)          1,326,456
TJX Companies                                           105,280             3,368,960
Tractor Supply                                           37,827(b)          1,416,243
Urban Outfitters                                        209,746(b)          6,036,490
                                                                      ---------------
Total                                                                      30,220,596
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.5%)
crocs                                                    55,426(b,d)        1,347,960
Gildan Activewear                                        37,985(b,c)        1,432,415
                                                                      ---------------
Total                                                                       2,780,375
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.5%)
Hudson City Bancorp                                     168,630             2,676,158
-------------------------------------------------------------------------------------


TOBACCO (0.6%)
Swedish Match                                            70,428(c)          1,641,756
UST                                                      28,776             1,562,249
                                                                      ---------------
Total                                                                       3,204,005
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.6%)
Crown Castle Intl                                        55,330(b)          1,996,860
Millicom Intl Cellular                                   12,380(b,c)        1,367,990
NII Holdings                                            101,526(b)          4,033,628
SBA Communications Cl A                                 237,144(b)          7,363,321
                                                                      ---------------
Total                                                                      14,761,799
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $477,572,659)                                                     $546,523,284
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.3%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     23,955,273(f)        $23,955,273
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $23,955,273)                                                       $23,955,273
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $501,527,932)(g)                                                  $570,478,557
=====================================================================================






See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 29, 2008, the value of foreign securities represented 6.1% of net assets.

(d)  At Feb. 29, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.3% of net assets. The Fund's cash equivalent position is 3.0% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $501,528,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $87,631,000
Unrealized depreciation                                                     (18,680,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $68,951,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE FUNDAMENTAL GROWTH FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (91.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.4%)
Boeing                                                   51,742            $4,283,721
Lockheed Martin                                           3,977               410,426
                                                                      ---------------
Total                                                                       4,694,147
-------------------------------------------------------------------------------------


AIRLINES (0.2%)
Northwest Airlines                                       16,322(b)            219,204
UAL                                                       7,940               240,582
                                                                      ---------------
Total                                                                         459,786
-------------------------------------------------------------------------------------


BEVERAGES (3.0%)
Coca-Cola                                                21,057             1,230,992
Molson Coors Brewing Cl B                                43,416             2,342,728
PepsiCo                                                  31,877             2,217,364
                                                                      ---------------
Total                                                                       5,791,084
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (4.8%)
Amgen                                                    55,866(b)          2,543,020
Biogen Idec                                               9,747(b)            568,835
Genentech                                                76,709(b)          5,810,707
Gilead Sciences                                           6,927(b)            327,786
                                                                      ---------------
Total                                                                       9,250,348
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.1%)
Apollo Mgmt LP                                          106,000(b,d,e)      1,563,500
Goldman Sachs Group                                       1,094               185,575
KKR Private Equity Investors LP Unit                    237,612             3,564,180
Oaktree Capital Group LLC Cl A Unit                      16,000(d,e)          424,000
Och-Ziff Capital Management Group LLC Cl A               15,073               348,789
                                                                      ---------------
Total                                                                       6,086,044
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (9.5%)
Ciena                                                    17,850(b)            461,066
Cisco Systems                                           114,614(b)          2,793,143
Comverse Technology                                      32,020(b)            527,209
Motorola                                                 24,366               242,929
Nokia ADR                                                48,287(c)          1,738,815
QUALCOMM                                                279,766            11,853,686
Starent Networks                                         45,499(b)            715,699
                                                                      ---------------
Total                                                                      18,332,547
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.4%)
Apple                                                    21,991(b)          2,749,315
EMC                                                      16,273(b)            252,882
Hewlett-Packard                                          32,917             1,572,445
                                                                      ---------------
Total                                                                       4,574,642
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
DIVERSIFIED TELECOMMUNICATION SERVICES (7.1%)
AT&T                                                    189,719             6,607,914
Deutsche Telekom                                        145,576(c)          2,766,681
Deutsche Telekom ADR                                     27,174(c)            513,317
Qwest Communications Intl                                36,045               194,643
Telefonica                                               87,064(c)          2,518,918
Telefonica ADR                                            9,893(c)            858,119
Verizon Communications                                    9,495               344,858
                                                                      ---------------
Total                                                                      13,804,450
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
First Solar                                                 880(b)            180,576
Suntech Power Holdings ADR                                4,850(b,c)          180,275
                                                                      ---------------
Total                                                                         360,851
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
CVS Caremark                                              6,230               251,567
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Boston Scientific                                       490,357(b)          6,173,594
Medtronic                                                10,399               513,295
                                                                      ---------------
Total                                                                       6,686,889
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.4%)
Cardinal Health                                          10,868               642,734
McKesson                                                 33,761             1,983,796
UnitedHealth Group                                       36,522             1,697,543
WellPoint                                                 4,902(b)            343,532
                                                                      ---------------
Total                                                                       4,667,605
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.3%)
Intl Game Technology                                     11,808               533,131
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.8%)
Harman Intl Inds                                         85,404             3,518,645
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.8%)
Colgate-Palmolive                                        16,611             1,263,931
Procter & Gamble                                         32,022             2,119,216
                                                                      ---------------
Total                                                                       3,383,147
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.8%)
Siemens                                                  12,571(c)          1,602,841
-------------------------------------------------------------------------------------


INSURANCE (1.0%)
AFLAC                                                     9,671               603,567
American Intl Group                                      11,979               561,336
Prudential Financial                                     10,087               736,048
                                                                      ---------------
Total                                                                       1,900,951
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.5%)
eBay                                                     20,961(b)            552,532
Google Cl A                                               4,828(b)          2,274,857
Yahoo!                                                    3,289(b)             91,368
                                                                      ---------------
Total                                                                       2,918,757
-------------------------------------------------------------------------------------


IT SERVICES (0.3%)
MasterCard Cl A                                           2,889               548,910
-------------------------------------------------------------------------------------


MACHINERY (--%)
Flowserve                                                   694                75,577
-------------------------------------------------------------------------------------


MEDIA (14.0%)
Cablevision Systems Cl A                                 21,316(b)            571,056
Comcast Cl A                                             63,528(b)          1,241,337
DIRECTV Group                                            34,522(b)            864,776
Liberty Media -- Capital Series A                         4,181(b,f)          485,456
News Corp Cl A                                           81,684             1,503,802
Sirius Satellite Radio                                   30,141(b)             85,600
Time Warner                                             117,196             1,829,430
Virgin Media                                          1,058,361(e)         15,875,416
WorldSpace Cl A                                          28,145(b)             31,522
XM Satellite Radio Holdings Cl A                        372,173(b)          4,391,641
                                                                      ---------------
Total                                                                      26,880,036
-------------------------------------------------------------------------------------


METALS & MINING (3.2%)
Coeur d'Alene Mines                                     435,925(b)          2,101,159
Lihir Gold                                              822,510(b,c)        3,184,508
Newmont Mining                                           19,046               974,584
                                                                      ---------------
Total                                                                       6,260,251
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.7%)
Exxon Mobil                                              37,520             3,264,615
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (3.4%)
Avon Products                                           144,857             5,513,258
Herbalife                                                25,717(c)          1,075,742
                                                                      ---------------
Total                                                                       6,589,000
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.6%)
Bristol-Myers Squibb                                    160,593             3,631,007
Eli Lilly & Co                                           22,432             1,122,049
Johnson & Johnson                                         8,562               530,502
Merck & Co                                               66,511             2,946,437
Pfizer                                                  157,312             3,504,911
Roche Holding                                             3,822(c)            749,779
Schering-Plough                                          71,693             1,555,738
Wyeth                                                    16,924               738,225
                                                                      ---------------
Total                                                                      14,778,648
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


ROAD & RAIL (1.1%)
Hertz Global Holdings                                   178,377(b)         $2,128,038
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Himax Technologies ADR                                  106,305(c)            571,921
Infineon Technologies                                    39,171(b,c)          316,739
Intel                                                   113,816             2,270,629
PMC-Sierra                                              121,291(b)            580,984
Spansion Cl A                                           308,918(b)            849,525
Texas Instruments                                        44,867             1,344,215
                                                                      ---------------
Total                                                                       5,934,013
-------------------------------------------------------------------------------------


SOFTWARE (3.8%)
Microsoft                                               205,157             5,584,373
Nintendo ADR                                             26,895(c)          1,724,454
                                                                      ---------------
Total                                                                       7,308,827
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (--%)
Office Depot                                              3,130(b)             35,588
-------------------------------------------------------------------------------------


TOBACCO (1.7%)
Altria Group                                             39,952             2,922,089
Loews-Carolina Group                                      4,840(f)            364,404
                                                                      ---------------
Total                                                                       3,286,493
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (5.8%)
Millicom Intl Cellular                                    2,590(b,c)          286,195
MTN Group                                                12,967(c)            203,295
Orascom Telecom Holding GDR                               5,077(c)            371,129
Sprint Nextel                                            51,090               363,250
Vodafone Group                                        2,547,745(c)          8,200,107
Vodafone Group ADR                                       55,593(c)          1,791,762
                                                                      ---------------
Total                                                                      11,215,738
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $193,824,860)                                                     $177,123,166
-------------------------------------------------------------------------------------



MONEY MARKET FUND (8.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     16,793,928(g)        $16,793,928
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $16,793,928)                                                       $16,793,928
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $210,618,788)(h)                                                  $193,917,094
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 29, 2008, the value of foreign securities represented 14.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $1,987,500 or 1.0% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Feb. 29, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Apollo Mgmt LP*                      11-19-07 thru 01-16-08      $2,518,240
Oaktree Capital Group LLC Cl A
  Unit*                                     11-19-07                543,680
Virgin Media                         11-19-07 thru 02-25-08      18,451,830


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $210,619,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $3,034,000
Unrealized depreciation                                                      (19,736,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(16,702,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE FUNDAMENTAL VALUE FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.4%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.6%)
Toll Holdings                                           158,119(c)         $1,491,128
United Parcel Service Cl B                               59,600             4,186,304
                                                                      ---------------
Total                                                                       5,677,432
-------------------------------------------------------------------------------------


AUTOMOBILES (1.1%)
Harley-Davidson                                         262,890(d)          9,768,992
-------------------------------------------------------------------------------------


BEVERAGES (2.4%)
Diageo ADR                                              155,760(c)         12,787,896
Heineken Holding                                        182,890(c)          9,296,893
                                                                      ---------------
Total                                                                      22,084,789
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.5%)
Bank of New York Mellon                                 271,900            11,928,253
E*TRADE Financial                                        57,230(b,d)          244,372
Merrill Lynch & Co                                       51,000             2,527,560
Merrill Lynch Private Investment Public
 Equity                                                 271,100(b,f,g)     12,226,502
Morgan Stanley                                           83,810             3,530,077
State Street                                             26,860             2,109,853
                                                                      ---------------
Total                                                                      32,566,617
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.4%)
Commerce Bancorp                                        155,700             5,882,346
Wachovia                                                195,382             5,982,597
Wells Fargo & Co                                        656,740            19,196,510
                                                                      ---------------
Total                                                                      31,061,453
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.0%)
Dun & Bradstreet                                        100,900             8,812,606
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.5%)
Cisco Systems                                           201,400(b)          4,908,118
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.7%)
Dell                                                    416,960(b)          8,276,656
Hewlett-Packard                                         147,970             7,068,527
                                                                      ---------------
Total                                                                      15,345,183
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                                79,000(d)          8,500,400
Vulcan Materials                                         74,510(d)          5,223,151
                                                                      ---------------
Total                                                                      13,723,551
-------------------------------------------------------------------------------------

CONSUMER FINANCE (3.5%)
American Express                                        754,860            31,930,578
Discover Financial Services                              41,930               632,724
                                                                      ---------------
Total                                                                      32,563,302
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.7%)
Sealed Air                                              629,280            15,234,869
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.8%)
H&R Block                                               412,430             7,691,820
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (5.0%)
Citigroup                                               291,300             6,906,723
JPMorgan Chase & Co                                     793,190            32,243,174
Moody's                                                 179,430(d)          6,814,751
                                                                      ---------------
Total                                                                      45,964,648
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
Agilent Technologies                                    257,720(b)          7,888,809
Tyco Electronics                                        194,531             6,400,070
                                                                      ---------------
Total                                                                      14,288,879
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.0%)
Transocean                                               66,544(b)          9,350,097
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (7.0%)
Costco Wholesale                                        661,950            40,987,944
CVS Caremark                                            350,061            14,135,463
Wal-Mart Stores                                         159,130             7,891,257
Whole Foods Market                                       62,700             2,203,905
                                                                      ---------------
Total                                                                      65,218,569
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Hershey                                                  41,490             1,538,449
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Covidien                                                173,151             7,409,131
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.4%)
Cardinal Health                                         128,750             7,614,275
Express Scripts                                          98,930(b)          5,846,763
UnitedHealth Group                                      184,030             8,553,714
                                                                      ---------------
Total                                                                      22,014,752
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                                           26,763(c)          1,553,762
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble                                        158,300            10,476,294
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.7%)
General Electric                                        389,000            12,891,460
Siemens                                                  37,600(c)          4,794,115
Tyco Intl                                               171,361(c)          6,864,722
                                                                      ---------------
Total                                                                      24,550,297
-------------------------------------------------------------------------------------


INSURANCE (15.4%)
Ambac Financial Group                                    80,140(d)            892,760
American Intl Group                                     620,300            29,067,258
Aon                                                     138,200             5,750,502
Berkshire Hathaway Cl B                                   8,836(b)         41,303,881
Loews                                                   469,550            19,645,972
Markel                                                    1,800(b)            836,550
MBIA                                                     71,100               922,167
Millea Holdings                                         290,600(c)         10,742,987
NIPPONKOA Insurance                                     598,300(c)          4,843,366
Principal Financial Group                                53,000             2,927,190
Progressive                                             810,920            14,864,164
Sun Life Financial                                       32,420(c,d)        1,549,676
Transatlantic Holdings                                  136,925             9,228,745
                                                                      ---------------
Total                                                                     142,575,218
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                               36,340(b)          2,342,840
Liberty Media -- Interactive Cl A                       139,900(b,h)        2,008,964
                                                                      ---------------
Total                                                                       4,351,804
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.7%)
eBay                                                     82,100(b)          2,164,156
Google Cl A                                              10,012(b)          4,717,454
                                                                      ---------------
Total                                                                       6,881,610
-------------------------------------------------------------------------------------


IT SERVICES (1.4%)
Iron Mountain                                           425,756(b)         12,806,740
-------------------------------------------------------------------------------------


MARINE (0.9%)
China Shipping Development Series H                   1,338,000(c)          4,138,553
Kuehne & Nagel Intl                                      42,701(c)          4,138,984
                                                                      ---------------
Total                                                                       8,277,537
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MEDIA (6.2%)
Comcast Special Cl A                                  1,129,820(b)        $21,862,016
Grupo Televisa ADR                                      407,400(c)          8,962,800
Lagardere                                                32,950(c)          2,588,378
Liberty Media -- Capital Series A                        27,771(b,h)        3,224,491
News Corp Cl A                                          748,730            13,784,119
Virgin Media                                            174,472(g)          2,617,080
WPP Group ADR                                            67,180(c)          4,001,913
                                                                      ---------------
Total                                                                      57,040,797
-------------------------------------------------------------------------------------


METALS & MINING (0.9%)
BHP Billiton                                            109,700(c)          3,508,348
Rio Tinto                                                39,100(c)          4,397,831
                                                                      ---------------
Total                                                                       7,906,179
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Sears Holdings                                           13,560(b)          1,296,607
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (16.2%)
Canadian Natural Resources                              175,800(c)         13,156,872
China Coal Energy Series H                            4,115,100(c)          9,032,063
ConocoPhillips                                          438,816            36,294,472
Devon Energy                                            297,700            30,579,744
EOG Resources                                           252,600            30,056,874
Occidental Petroleum                                    404,970            31,332,529
                                                                      ---------------
Total                                                                     150,452,554
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Sino-Forest Cl A                                        153,000(b,c)        2,952,059
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.5%)
Avon Products                                           111,330             4,237,220
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Hang Lung Group                                         800,000(c)          3,659,201
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Asciano Group                                           118,000(c)            537,619
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
Texas Instruments                                       204,360             6,122,626
-------------------------------------------------------------------------------------


SOFTWARE (2.0%)
Microsoft                                               689,800            18,776,356
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.5%)
Bed Bath & Beyond                                       172,120(b)          4,877,881
CarMax                                                  286,700(b,d)        5,263,811
Lowe's Companies                                        140,150             3,359,396
                                                                      ---------------
Total                                                                      13,501,088
-------------------------------------------------------------------------------------


TOBACCO (3.5%)
Altria Group                                            437,950            32,031,663
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (1.7%)
China Merchants Holdings Intl                         2,279,728(c)         12,237,242
COSCO Pacific                                         1,476,200(c)          3,184,128
                                                                      ---------------
Total                                                                      15,421,370
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.7%)
SK Telecom ADR                                           99,400(c)          2,226,560
Sprint Nextel                                           550,250             3,912,278
                                                                      ---------------
Total                                                                       6,138,838
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $739,561,220)                                                     $896,770,696
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.6%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     51,658,430(i)        $51,658,430
                                                                      ---------------
TOTAL MONEY MARKET FUND
(Cost: $51,658,430)                                                       $51,658,430
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $791,219,650)(j)                                                  $948,429,126
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 29, 2008, the value of foreign securities represented 14.4% of net assets.

(d)  At Feb. 29, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.2% of net assets. The Fund's cash equivalent position is 2.4% of net assets.

(f) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $12,226,502 or 1.3% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Feb. 29, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                  COST
----------------------------------------------------------------------------
Merrill Lynch Private Investment
  Public Equity*                            12-24-07             $13,012,800
Virgin Media                         06-10-05 thru 04-11-06        4,616,528


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $791,220,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $223,318,000
Unrealized depreciation                                                     (66,109,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                $157,209,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
2  RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                          RIVERSOURCE SELECT VALUE FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.8%)
ISSUER                                                 SHARES                VALUE(a)
AUTO COMPONENTS (1.0%)
BorgWarner                                               42,700            $1,840,797
Magna Intl Cl A                                          33,700(c)          2,467,177
                                                                      ---------------
Total                                                                       4,307,974
-------------------------------------------------------------------------------------


BEVERAGES (0.5%)
Molson Coors Brewing Cl B                                41,100             2,217,756
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.3%)
Genzyme                                                  20,100(b)          1,425,492
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.3%)
Invesco                                                 130,500             3,342,105
Northern Trust                                           94,300             6,377,509
                                                                      ---------------
Total                                                                       9,719,614
-------------------------------------------------------------------------------------


CHEMICALS (4.0%)
Celanese Series A                                       182,400             7,095,360
Intl Flavors & Fragrances                               135,800             5,857,054
Terra Inds                                               76,000(b)          3,435,960
                                                                      ---------------
Total                                                                      16,388,374
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.2%)
Comerica                                                211,100             7,650,264
Susquehanna Bancshares                                   85,000             1,690,650
                                                                      ---------------
Total                                                                       9,340,914
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.3%)
HNI                                                      73,500(f)          2,172,660
RR Donnelley & Sons                                     231,900             7,381,377
                                                                      ---------------
Total                                                                       9,554,037
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.0%)
Ciena                                                    90,000(b)          2,324,700
Comtech Telecommunications                               45,300(b)          1,965,114
                                                                      ---------------
Total                                                                       4,289,814
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.0%)
SanDisk                                                  74,300(b)          1,749,765
Sun Microsystems                                        152,100(b)          2,494,440
                                                                      ---------------
Total                                                                       4,244,205
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.2%)
URS                                                     122,400(b)          4,930,272
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CONTAINERS & PACKAGING (3.7%)
AptarGroup                                              212,317             7,957,641
Sonoco Products                                         270,500             7,619,985
                                                                      ---------------
Total                                                                      15,577,626
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.6%)
Sotheby's                                                79,900             2,694,228
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
NTELOS Holdings                                         302,900             6,460,857
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (5.4%)
American Electric Power                                 165,500             6,772,260
Edison Intl                                              86,200             4,258,280
Idacorp                                                 180,500             5,378,900
Northeast Utilities                                      84,300             2,138,691
Pinnacle West Capital                                   106,100             3,771,855
                                                                      ---------------
Total                                                                      22,319,986
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.9%)
Cooper Inds Cl A                                         95,600             4,008,508
GrafTech Intl                                           239,300(b)          3,833,586
                                                                      ---------------
Total                                                                       7,842,094
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
Flextronics Intl                                        563,700(b,c)        5,715,918
Mettler Toledo Intl                                      29,600(b)          2,891,920
                                                                      ---------------
Total                                                                       8,607,838
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.7%)
FMC Technologies                                         59,300(b)          3,359,938
Noble                                                    77,800             3,823,870
                                                                      ---------------
Total                                                                       7,183,808
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.5%)
BJ's Wholesale Club                                     191,700(b)          6,050,052
Longs Drug Stores                                        98,700             4,740,561
Ruddick                                                 114,900             3,705,525
                                                                      ---------------
Total                                                                      14,496,138
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.7%)
JM Smucker                                               46,100             2,359,859
Sara Lee                                                391,800             4,948,434
                                                                      ---------------
Total                                                                       7,308,293
-------------------------------------------------------------------------------------


GAS UTILITIES (2.7%)
AGL Resources                                            96,200             3,336,216
Energen                                                  30,700             1,842,000
Questar                                                 111,300             6,149,325
                                                                      ---------------
Total                                                                      11,327,541
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Beckman Coulter                                          84,800             5,724,000
DENTSPLY Intl                                            83,800             3,271,552
                                                                      ---------------
Total                                                                       8,995,552
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.8%)
CIGNA                                                    38,500             1,716,330
Humana                                                   23,700(b)          1,619,421
                                                                      ---------------
Total                                                                       3,335,751
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.3%)
IMS Health                                              246,400             5,546,464
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.1%)
Darden Restaurants                                      248,100             7,648,923
Jack in the Box                                         201,100(b)          5,282,897
                                                                      ---------------
Total                                                                      12,931,820
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.9%)
Snap-On                                                  87,000             4,343,040
Tupperware Brands                                        98,400             3,589,632
                                                                      ---------------
Total                                                                       7,932,672
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
NRG Energy                                               86,200(b)          3,557,474
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
Walter Inds                                              25,200             1,376,676
-------------------------------------------------------------------------------------


INSURANCE (9.2%)
Alleghany                                                17,390(b)          6,277,790
Aon                                                     107,400             4,468,914
Assurant                                                 23,700             1,482,435
Endurance Specialty Holdings                             47,000(c)          1,847,100
Genworth Financial Cl A                                 166,600             3,861,788
Lincoln Natl                                            113,000             5,775,430
Safeco                                                  166,800             7,716,168
Unum Group                                              247,900             5,679,389
Zenith Natl Insurance                                    29,800             1,015,584
                                                                      ---------------
Total                                                                      38,124,598
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


IT SERVICES (2.8%)
CACI Intl Cl A                                           46,500(b)         $2,030,190
Computer Sciences                                       137,700(b)          5,983,065
SAIC                                                    203,000(b)          3,869,180
                                                                      ---------------
Total                                                                      11,882,435
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.0%)
Invitrogen                                               51,400(b)          4,342,786
-------------------------------------------------------------------------------------


MACHINERY (4.5%)
CNH Global                                              102,400(c)          5,273,600
Eaton                                                    46,900             3,781,547
Harsco                                                  121,100             6,840,939
ITT                                                      43,100             2,423,944
                                                                      ---------------
Total                                                                      18,320,030
-------------------------------------------------------------------------------------


MEDIA (0.2%)
Shaw Communications Cl B                                 46,400(c)            903,872
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.9%)
Family Dollar Stores                                    195,100             3,736,165
-------------------------------------------------------------------------------------


MULTI-UTILITIES (3.4%)
NSTAR                                                   168,700             5,212,830
SCANA                                                   149,100             5,646,417
Xcel Energy                                             169,900             3,367,418
                                                                      ---------------
Total                                                                      14,226,665
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.2%)
Noble Energy                                             84,500             6,540,300
St. Mary Land & Exploration                              45,600             1,681,728
Williams Companies                                      138,400             4,985,168
                                                                      ---------------
Total                                                                      13,207,196
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (8.8%)
Annaly Capital Management                               188,000             3,889,720
Apartment Investment & Management Cl A                  110,341             3,801,247
DiamondRock Hospitality                                  99,650             1,244,629
Duke Realty                                             341,700             7,831,764
Health Care REIT                                         89,900(f)          3,700,284
Mid-America Apartment Communities                        63,700             3,088,813
Realty Income                                           296,700(f)          6,827,067
Simon Property Group                                     45,100             3,779,380
Thornburg Mtge                                          274,400(f)          2,442,160
                                                                      ---------------
Total                                                                      36,605,064
-------------------------------------------------------------------------------------


ROAD & RAIL (1.8%)
Kansas City Southern                                     57,900(b)          2,072,820
Werner Enterprises                                      317,900             5,655,441
                                                                      ---------------
Total                                                                       7,728,261
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Microchip Technology                                    126,400             3,890,592
NVIDIA                                                   80,600(b)          1,724,034
Semtech                                                  97,400(b)          1,240,876
                                                                      ---------------
Total                                                                       6,855,502
-------------------------------------------------------------------------------------


SOFTWARE (2.3%)
Cadence Design Systems                                  541,300(b)          5,748,606
Check Point Software Technologies                       180,500(b,c)        3,956,560
                                                                      ---------------
Total                                                                       9,705,166
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.0%)
Advance Auto Parts                                      126,000             4,226,040
Gap                                                     213,000             4,296,210
                                                                      ---------------
Total                                                                       8,522,250
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.1%)
VF                                                       73,500             5,588,940
Warnaco Group                                            81,800(b)          3,072,408
                                                                      ---------------
Total                                                                       8,661,348
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.8%)
New York Community Bancorp                              229,200             3,742,836
Washington Federal                                      159,500             3,620,650
                                                                      ---------------
Total                                                                       7,363,486
-------------------------------------------------------------------------------------


TOBACCO (1.3%)
Loews-Carolina Group                                     72,500(e)          5,458,525
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (1.0%)
United Rentals                                          211,900(b)          4,259,190
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $451,922,342)                                                     $413,815,809
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.1%)(g)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     21,329,873(d)        $21,329,873
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $21,329,873)                                                       $21,329,873
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $473,252,215)(h)                                                  $435,145,682
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 29, 2008, the value of foreign securities represented 4.8% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f)  At Feb. 29, 2008, security was partially or fully on loan.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.6% of net assets. The Fund's cash equivalent position is 1.5% of net assets.

(h) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $473,252,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $17,231,000
Unrealized depreciation                                                      (55,337,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(38,106,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2  RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;


(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;


(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and


(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE SMALL CAP EQUITY FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.0%)
Alliant Techsystems                                       128(b)              $13,432
Cubic                                                   9,914                 253,501
Curtiss-Wright                                         36,183               1,521,857
HEICO                                                  14,900                 652,620
HEICO Cl A                                              6,800                 247,452
Hexcel                                                 25,600(b)              516,864
Ladish                                                  4,300(b)              153,510
Moog Cl A                                              22,100(b)              906,984
                                                                      ---------------
Total                                                                       4,266,220
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
Forward Air                                             4,380                 128,553
Hub Group Cl A                                          4,778(b)              143,292
                                                                      ---------------
Total                                                                         271,845
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Republic Airways Holdings                               4,000(b)               78,200
SkyWest                                                10,162                 224,783
                                                                      ---------------
Total                                                                         302,983
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.6%)
Aftermarket Technology                                  2,896(b)               54,300
American Axle & Mfg Holdings                            1,712                  33,692
Cooper Tire & Rubber                                    9,110                 164,618
Drew Inds                                               9,317(b)              251,186
Lear                                                   12,391(b)              341,744
Sauer-Danfoss                                          21,500                 457,090
Stoneridge                                              3,154(b)               34,000
                                                                      ---------------
Total                                                                       1,336,630
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.2%)
Cephalon                                                2,227(b)              134,377
Cubist Pharmaceuticals                                 27,478(b)              500,100
Enzon Pharmaceuticals                                   2,754(b)               23,657
LifeCell                                               14,400(b)              581,040
Martek Biosciences                                     32,157(b)              921,619
OSI Pharmaceuticals                                    10,640(b)              382,508
Repligen                                                2,490(b)               13,172
                                                                      ---------------
Total                                                                       2,556,473
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Lennox Intl                                             8,156                 306,992
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CAPITAL MARKETS (1.9%)
Calamos Asset Management Cl A                          19,008                 349,557
Cohen & Steers                                         11,100                 279,498
Eaton Vance                                            32,500               1,035,125
Evercore Partners Cl A                                  2,786                  54,717
Gladstone Capital                                      35,200                 591,360
Investment Technology Group                             5,893(b)              274,496
optionsXpress Holdings                                 55,000               1,273,801
SWS Group                                              14,637                 166,715
                                                                      ---------------
Total                                                                       4,025,269
-------------------------------------------------------------------------------------


CHEMICALS (2.2%)
Airgas                                                  7,900                 383,861
Albemarle                                              25,200                 956,087
Arch Chemicals                                         15,100                 527,141
Celanese Series A                                      18,315                 712,454
CF Inds Holdings                                        3,627                 442,784
Hercules                                               44,400                 813,408
Koppers Holdings                                        4,889                 204,214
Terra Inds                                             16,996(b)              768,389
                                                                      ---------------
Total                                                                       4,808,338
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.3%)
BancFirst                                               3,666                 154,449
Bank of Hawaii                                         16,882                 810,673
Bank of the Ozarks                                     38,400                 908,159
Boston Private Financial Holdings                      31,604                 435,187
City Holding                                            4,061                 151,232
City Natl                                               3,954                 202,643
Commerce Bancshares                                     6,136                 255,564
CVB Financial                                          18,000                 165,420
East West Bancorp                                      10,895                 204,935
Financial Institutions                                  3,356                  62,120
First Citizens BancShares Cl A                            809                 115,032
First Financial Bancorp                                 1,866                  21,627
First Regional Bancorp                                  2,891(b)               46,285
Oriental Financial Group                               11,234(c)              233,892
Preferred Bank                                          1,617                  29,623
PrivateBancorp                                         40,500(d)            1,218,644
Prosperity Bancshares                                   8,287                 218,777
Smithtown Bancorp                                      10,500                 216,825
SVB Financial Group                                    13,979(b)              633,249
Temecula Valley Bancorp                                 2,238                  22,828
UCBH Holdings                                          54,700                 617,563
Vineyard Natl Bancorp                                   3,991                  35,959
Westamerica Bancorporation                              7,400                 350,242
                                                                      ---------------
Total                                                                       7,110,928
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (4.9%)
Administaff                                            26,100                 643,626
Advisory Board                                          9,900(b)              550,143
American Reprographics                                 58,400(b)              944,912
COMSYS IT Partners                                     11,462(b)              107,972
Deluxe                                                  7,113                 148,164
FTI Consulting                                          6,600(b)              419,100
GeoEye                                                 11,063(b)              334,213
Heidrick & Struggles Intl                              11,057                 378,481
Herman Miller                                           5,575                 166,302
ICT Group                                              13,400(b)              115,106
Kenexa                                                 15,600(b)              316,056
Kforce                                                 51,800(b)              442,890
Knoll                                                  53,589                 754,533
Korn/Ferry Intl                                        17,700(b)              298,422
Mobile Mini                                            31,000(b)              576,910
PeopleSupport                                           3,926(b)               45,581
Resources Connection                                   28,300                 455,630
School Specialty                                       15,234(b)              464,942
Standard Parking                                        3,791(b)               77,033
Stericycle                                              6,400(b)              344,896
TeleTech Holdings                                      58,900(b)            1,329,374
Waste Connections                                      20,500(b)              622,380
Waste Inds USA                                            758                  27,735
Watson Wyatt Worldwide Cl A                            17,967                 953,149
                                                                      ---------------
Total                                                                      10,517,550
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.2%)
Acme Packet                                            25,200(b)              202,104
ADTRAN                                                 38,500                 709,170
Avocent                                                21,800(b)              364,714
Blue Coat Systems                                       9,283(b)              217,965
CommScope                                              16,232(b)              679,796
Comtech Telecommunications                              9,980(b)              432,932
Foundry Networks                                       97,900(b)            1,162,073
Ixia                                                   38,500(b)              289,135
NETGEAR                                                13,200(b)              288,024
ORBCOMM                                                63,300(b)              360,810
                                                                      ---------------
Total                                                                       4,706,723
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


COMPUTERS & PERIPHERALS (1.0%)
3PAR                                                   23,300(b)             $191,060
Emulex                                                 27,725(b)              412,548
Immersion                                              52,616(b)              443,552
Lexmark Intl Cl A                                       7,911(b)              261,300
QLogic                                                  1,936(b)               30,686
Quantum                                                24,723(b)               61,808
Stratasys                                              16,400(b)              307,664
Western Digital                                        11,623(b)              358,802
                                                                      ---------------
Total                                                                       2,067,420
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.8%)
Chicago Bridge & Iron                                  14,501(c)              674,587
EMCOR Group                                            42,148(b)            1,015,345
Foster Wheeler                                          9,600(b)              628,320
Michael Baker                                           4,308(b)              124,070
Perini                                                  8,317(b)              311,721
Shaw Group                                             18,537(b)            1,193,412
                                                                      ---------------
Total                                                                       3,947,455
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.4%)
Crown Holdings                                          4,392(b)              109,405
Rock-Tenn Cl A                                         27,270                 731,654
                                                                      ---------------
Total                                                                         841,059
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.5%)
Bright Horizons Family Solutions                       19,600(b)              881,608
Pre-Paid Legal Services                                 4,222(b)              201,178
                                                                      ---------------
Total                                                                       1,082,786
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.1%)
Interactive Brokers Group Cl A                          8,208(b)              255,023
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
CenturyTel                                             11,487                 415,715
Cincinnati Bell                                        30,411(b)              117,995
Consolidated Communications Holdings                   29,100                 419,331
FairPoint Communications                               29,100                 286,344
Iowa Telecommunications Services                       41,500                 656,945
NTELOS Holdings                                        32,015                 682,880
Premiere Global Services                               21,414(b)              302,580
Time Warner Telecom Cl A                               47,200(b)              752,367
                                                                      ---------------
Total                                                                       3,634,157
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.0%)
Cleco                                                  27,200                 623,152
El Paso Electric                                       42,604(b)              871,678
Empire District Electric                               29,000                 594,790
                                                                      ---------------
Total                                                                       2,089,620
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Acuity Brands                                           2,979                 132,297
GrafTech Intl                                          50,940(b)              816,059
Superior Essex                                          1,871(b)               53,099
                                                                      ---------------
Total                                                                       1,001,455
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (4.9%)
Anixter Intl                                            1,101(b)               71,994
Brightpoint                                             3,984(b)               41,195
Celestica                                              34,129(b,c)            223,204
Dolby Laboratories Cl A                                 9,567(b)              423,340
FARO Technologies                                      32,700(b)            1,070,925
FLIR Systems                                           11,313(b)              321,968
Insight Enterprises                                    90,637(b)            1,588,867
Littelfuse                                             33,400(b)            1,041,078
LoJack                                                  7,554(b)               94,274
Measurement Specialties                                52,400(b)              929,052
Methode Electronics                                    30,915                 329,245
Mettler Toledo Intl                                     8,088(b)              790,198
Plexus                                                 12,675(b)              313,960
RadiSys                                                42,700(b)              406,077
Rogers                                                  9,700(b)              307,296
ScanSource                                             53,500(b)            1,817,394
Tech Data                                               3,147(b)              104,952
Trimble Navigation                                     16,689(b)              456,277
X-Rite                                                 15,600(b)              127,764
                                                                      ---------------
Total                                                                      10,459,060
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.7%)
Atwood Oceanics                                         3,792(b)              352,997
Bristow Group                                           3,421(b)              180,492
CARBO Ceramics                                         15,300                 565,182
Core Laboratories                                       3,535(b,c)            429,856
Dril-Quip                                              10,405(b)              486,746
Exterran Holdings                                       7,800(b)              543,270
Helix Energy Solutions Group                           14,221(b)              500,864
ION Geophysical                                        15,700(b)              208,653
Oceaneering Intl                                        8,529(b)              511,740
Pride Intl                                             20,800(b)              737,152
Trico Marine Services                                   7,980(b)              315,370
W-H Energy Services                                    16,900(b)            1,062,502
                                                                      ---------------
Total                                                                       5,894,824
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.3%)
Nash Finch                                              2,550                  89,429
Performance Food Group                                 45,700(b)            1,485,250
Spartan Stores                                          6,738                 142,037
United Natural Foods                                   70,000(b)            1,184,400
                                                                      ---------------
Total                                                                       2,901,116
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.4%)
B&G Foods Cl A                                         51,000                 506,940
Darling Intl                                           61,949(b)              861,091
Flowers Foods                                           7,796                 176,657
Fresh Del Monte Produce                                 6,933(b,c)            230,245
J&J Snack Foods                                        42,400               1,045,160
Ralcorp Holdings                                        3,868(b)              214,481
                                                                      ---------------
Total                                                                       3,034,574
-------------------------------------------------------------------------------------


GAS UTILITIES (0.6%)
Atmos Energy                                            5,585                 145,210
Energen                                                   683                  40,980
Northwest Natural Gas                                  10,725                 450,879
Southern Union                                         10,394                 267,334
UGI                                                    18,978                 486,026
                                                                      ---------------
Total                                                                       1,390,429
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
Analogic                                                5,254                 307,412
ArthroCare                                             10,800(b)              433,620
Conmed                                                  7,910(b)              213,254
Cooper Companies                                       28,700                 981,253
ev3                                                    52,600(b)              464,984
Exactech                                                  564(b)               14,805
IDEXX Laboratories                                      8,395(b)              465,671
Immucor                                                67,600(b)            2,014,479
Integra LifeSciences Holdings                          15,500(b)              642,320
Invacare                                                8,163                 203,748
Kinetic Concepts                                        6,785(b)              348,681
Mentor                                                 26,000(d)              771,160
Natus Medical                                           1,100(b)               20,889
Respironics                                            11,218(b)              736,798
Symmetry Medical                                       60,600(b)            1,078,680
Synovis Life Technologies                               6,948(b)              122,841
                                                                      ---------------
Total                                                                       8,820,595
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (6.5%)
Air Methods                                             4,850(b)              199,432
Amedisys                                               32,400(b)            1,386,072
AMERIGROUP                                              9,395(b)              338,220
AMN Healthcare Services                                65,700(b)            1,063,683
Animal Health Intl                                     39,000(b)              411,060
Apria Healthcare Group                                 34,433(b)              747,540
Centene                                                33,600(b)              602,112
HealthExtras                                           50,200(b)            1,383,010
HealthSpring                                           17,800(b)              312,390
LCA-Vision                                             58,900(d)              811,642
Molina Healthcare                                      14,454(b)              457,469
Owens & Minor                                          11,542                 495,960
Pediatrix Medical Group                                 6,674(b)              440,551
Providence Service                                     18,000(b)              507,420
PSS World Medical                                      43,400(b)              759,500
Psychiatric Solutions                                  64,700(b)            1,830,364
Sunrise Senior Living                                  18,100(b)              495,578
VCA Antech                                             32,800(b)            1,053,208
Virtual Radiologic                                      8,400(b)              145,992
WellCare Health Plans                                   7,012(b)              334,753
                                                                      ---------------
Total                                                                      13,775,956
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.8%)
Eclipsys                                               22,000(b)              469,700
Phase Forward                                          25,500(b)              406,215
TriZetto Group                                         14,100(b)              275,232
Vital Images                                           29,700(b)              471,042
                                                                      ---------------
Total                                                                       1,622,189
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.6%)
AFC Enterprises                                        15,593(b)              117,727
Bally Technologies                                      4,311(b)              163,430
Bob Evans Farms                                           471                  13,635
Burger King Holdings                                    7,100                 182,186
Cheesecake Factory                                     42,700(b)              892,858
Chipotle Mexican Grill Cl A                             2,793(b)              277,345
Choice Hotels Intl                                      4,323                 140,281
Morgans Hotel Group                                    30,000(b)              460,200
Red Robin Gourmet Burgers                              19,300(b)              643,269
Texas Roadhouse Cl A                                   63,100(b)              586,830
                                                                      ---------------
Total                                                                       3,477,761
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Avatar Holdings                                         2,163(b)               93,182
Blyth                                                   7,839                 155,447
Helen of Troy                                           1,637(b,c)             25,848
Tupperware Brands                                      15,617                 569,708
Universal Electronics                                  40,039(b)              908,886
                                                                      ---------------
Total                                                                       1,753,071
-------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INSURANCE (4.4%)
Allied World Assurance Holdings                         3,827(c)             $166,666
American Financial Group                               12,482                 322,909
American Safety Insurance Holdings                      2,347(b,c)             44,945
Amerisafe                                               1,850(b)               24,328
Aspen Insurance Holdings                               44,734(c)            1,294,602
Endurance Specialty Holdings                            6,075(c)              238,748
HCC Insurance Holdings                                 55,150               1,326,909
Hilb Rogal & Hobbs                                     45,100               1,380,961
Infinity Property & Casualty                            1,400                  56,238
LandAmerica Financial Group                            25,400(d)              935,228
Max Capital Group                                       7,472(c)              207,273
Montpelier Re Holdings                                 21,900(c)              348,429
Navigators Group                                          657(b)               35,958
Reinsurance Group of America                           13,521                 739,734
Selective Insurance Group                               7,636                 181,431
StanCorp Financial Group                               27,400               1,345,066
Tower Group                                            25,600                 727,296
                                                                      ---------------
Total                                                                       9,376,721
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.8%)
1-800-FLOWERS.com Cl A                                  9,212(b)               74,064
FTD Group                                              14,166                 195,349
GSI Commerce                                           25,600(b)              370,432
PC Mall                                                14,563(b)              116,650
PetMed Express                                         27,400(b)              313,730
Priceline.com                                           4,257(b)              485,383
Systemax                                               14,600                 158,118
                                                                      ---------------
Total                                                                       1,713,726
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.0%)
Chordiant Software                                     13,169(b)               75,853
DealerTrack Holdings                                   13,100(b)              268,157
Open Text                                               5,115(b,c)            164,703
SAVVIS                                                 21,700(b)              421,631
Websense                                               63,200(b)            1,230,504
                                                                      ---------------
Total                                                                       2,160,848
-------------------------------------------------------------------------------------


IT SERVICES (2.1%)
Acxiom                                                 24,264                 308,395
Alliance Data Systems                                   7,400(b)              374,662
CGI Group Cl A                                          3,520(b,c)             39,002
Global Payments                                        40,100               1,590,766
Hewitt Associates Cl A                                  4,065(b)              160,405
ManTech Intl Cl A                                       2,420(b)              106,674
MAXIMUS                                                 2,350                  85,352
MPS Group                                              13,100(b)              149,340
SRA Intl Cl A                                          19,200(b)              460,800
Sykes Enterprises                                      46,929(b)              787,938
Wright Express                                         18,900(b)              546,966
                                                                      ---------------
Total                                                                       4,610,300
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
JAKKS Pacific                                           9,361(b)              261,640
Polaris Inds                                           16,386(d)              625,617
                                                                      ---------------
Total                                                                         887,257
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (3.1%)
Bio-Rad Laboratories Cl A                               3,254(b)              307,308
ICON ADR                                               18,200(b,c)          1,203,020
Invitrogen                                              7,252(b)              612,721
Kendle Intl                                             9,000(b)              403,290
PerkinElmer                                            66,900               1,660,459
PharmaNet Development Group                            23,199(b)              668,827
Techne                                                 16,800(b)            1,148,952
Varian                                                 11,049(b)              598,303
                                                                      ---------------
Total                                                                       6,602,880
-------------------------------------------------------------------------------------


MACHINERY (5.9%)
Actuant Cl A                                           79,414               2,134,649
Axsys Technologies                                        745(b)               32,780
Bucyrus Intl Cl A                                      11,000               1,098,680
Clarcor                                                42,900               1,535,820
EnPro Inds                                              3,910(b)              115,462
Flow Intl                                              50,600(b)              372,922
Gardner Denver                                         13,700(b)              505,667
Graco                                                  63,700               2,211,028
IDEX                                                   50,400               1,520,064
Mueller Inds                                            5,184                 148,936
Nordson                                                16,400                 842,796
RBC Bearings                                           31,800(b)            1,068,480
Robbins & Myers                                        25,696                 874,949
Xerium Technologies                                     2,777                  13,913
                                                                      ---------------
Total                                                                      12,476,146
-------------------------------------------------------------------------------------


MARINE (0.4%)
Horizon Lines Cl A                                     28,700                 578,879
Kirby                                                   8,513(b)              383,766
                                                                      ---------------
Total                                                                         962,645
-------------------------------------------------------------------------------------


MEDIA (1.7%)
Cinemark Holdings                                      14,900                 215,156
DreamWorks Animation SKG Cl A                          17,364(b)              440,698
Entravision Communications Cl A                       228,300(b)            1,324,140
John Wiley & Sons Cl A                                 19,500                 711,360
Regal Entertainment Group Cl A                         52,100               1,027,933
Valassis Communications                                 1,916(b)               21,498
                                                                      ---------------
Total                                                                       3,740,785
-------------------------------------------------------------------------------------


METALS & MINING (2.5%)
AK Steel Holding                                       10,118                 532,409
Century Aluminum                                       11,100(b)              734,043
Cleveland-Cliffs                                        6,200                 740,652
Coeur d'Alene Mines                                    80,900(b)              389,938
Commercial Metals                                      13,000                 395,980
Eldorado Gold                                         104,300(b,c)            730,100
Haynes Intl                                            16,400(b)              931,684
Hecla Mining                                           24,269(b)              279,094
Reliance Steel & Aluminum                              11,400                 632,244
                                                                      ---------------
Total                                                                       5,366,144
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Big Lots                                               14,138(b)              238,225
Dollar Tree Stores                                     10,093(b)              270,795
                                                                      ---------------
Total                                                                         509,020
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (5.4%)
Arena Resources                                         4,400(b)              178,112
Berry Petroleum Cl A                                   23,200                 953,752
Bill Barrett                                           12,200(b)              565,348
Bois d'Arc Energy                                       3,002(b)               64,453
Comstock Resources                                     30,800(b)            1,118,040
Concho Resources                                       13,700(b)              319,210
Denbury Resources                                      23,500(b)              749,415
Encore Acquisition                                     12,600(b)              463,680
EXCO Resources                                        104,100(b)            1,806,135
Frontier Oil                                            1,901                  67,885
Holly                                                  10,777                 575,384
Massey Energy                                          10,660                 407,852
Parallel Petroleum                                     81,200(b)            1,500,576
Petrohawk Energy                                       42,600(b)              770,208
Stone Energy                                           20,065(b)            1,018,499
Tesoro                                                  8,983                 333,629
W&T Offshore                                           22,909                 812,811
                                                                      ---------------
Total                                                                      11,704,989
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                                   42,735(b)              461,965
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
USANA Health Sciences                                  30,100(b,d)            938,518
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.3%)
King Pharmaceuticals                                   34,328(b)              363,877
KV Pharmaceutical Cl A                                 25,900(b)              650,608
Perrigo                                                30,875               1,031,842
VIVUS INC                                              15,953(b)               93,485
Watson Pharmaceuticals                                 21,648(b)              602,031
                                                                      ---------------
Total                                                                       2,741,843
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Agree Realty                                              665                  18,627
Annaly Capital Management                              14,000                 289,660
Capital Trust Cl A                                      1,261                  34,804
Equity Lifestyle Properties                            17,162                 783,960
Essex Property Trust                                    2,799                 294,007
First Potomac Realty Trust                             48,700                 761,181
Gladstone Commercial                                   23,800                 410,788
Gramercy Capital                                       30,165(d)              616,271
Jer Investors Trust                                    40,300                 413,075
MFA Mtge Investments                                   36,500                 348,940
NorthStar Realty Finance                               41,800                 371,602
Sunstone Hotel Investors                               34,200                 535,572
Taubman Centers                                        16,787                 818,366
                                                                      ---------------
Total                                                                       5,696,853
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Jones Lang LaSalle                                      1,764                 134,752
-------------------------------------------------------------------------------------


ROAD & RAIL (1.9%)
Arkansas Best                                           4,003                 106,920
Celadon Group                                          30,700(b)              276,300
Heartland Express                                     100,322               1,402,501
JB Hunt Transport Services                             35,900                 982,583
Knight Transportation                                  43,754(d)              647,122
Landstar System                                         8,599                 398,822
Old Dominion Freight Line                               4,147(b)              113,006
Vitran                                                 14,500(b,c)            179,075
                                                                      ---------------
Total                                                                       4,106,329
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Analogic Technologies                          9,694(b)              $63,011
Amkor Technology                                       18,053(b)              211,401
ASM Intl                                               10,075(c)              197,067
ATMI                                                   27,200(b)              743,648
Cavium Networks                                        32,500(b)              462,150
FormFactor                                             12,300(b)              220,539
Microsemi                                              24,300(b)              528,525
Pericom Semiconductor                                   7,508(b)              100,082
Power Integrations                                     51,300(b)            1,349,189
Sigma Designs                                           9,276(b)              273,178
Skyworks Solutions                                     28,494(b)              235,360
Standard Microsystems                                  10,839(b)              307,286
Varian Semiconductor Equipment Associates              10,352(b)              349,691
Verigy                                                 14,400(b,c)            289,440
Zoran                                                   1,221(b)               16,764
                                                                      ---------------
Total                                                                       5,347,331
-------------------------------------------------------------------------------------


SOFTWARE (3.8%)
ANSYS                                                  10,583(b)              395,487
Blackbaud                                              31,600                 826,024
CommVault Systems                                      46,000(b)              644,000
Epicor Software                                       123,800(b)            1,370,466
FactSet Research Systems                                1,941                 102,174
JDA Software Group                                      7,458(b)              127,308
MICROS Systems                                         11,560(b)              370,382
Quest Software                                         55,900(b)              795,457
Solera Holdings                                        33,800(b)              802,074
SPSS                                                   13,874(b)              527,628
Sybase                                                 30,243(b)              805,069
Synopsys                                               20,960(b)              486,482
THQ                                                    24,400(b)              456,524
TIBCO Software                                         79,400(b)              559,770
                                                                      ---------------
Total                                                                       8,268,845
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.6%)
America's Car-Mart                                      3,817(b)               41,605
Citi Trends                                            18,900(b)              274,239
Gymboree                                               23,256(b)              920,705
J Crew Group                                            5,522(b)              221,156
Jos A Bank Clothiers                                    6,815(b,d)            155,246
Men's Wearhouse                                         5,393                 124,255
Rent-A-Center                                           9,042(b)              155,070
Select Comfort                                        131,850(b,d)            564,318
Tween Brands                                           18,900(b)              559,440
Wet Seal Cl A                                         130,100(b)              372,086
                                                                      ---------------
Total                                                                       3,388,120
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Deckers Outdoor                                         3,781(b)              418,330
Fossil                                                 23,348(b)              751,339
Movado Group                                            3,469                  66,813
Perry Ellis Intl                                        6,602(b)              129,333
Volcom                                                 26,900(b)              531,813
Warnaco Group                                          24,027(b)              902,454
                                                                      ---------------
Total                                                                       2,800,082
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.1%)
Charter Financial                                         782                  25,278
WSFS Financial                                          6,000                 284,100
                                                                      ---------------
Total                                                                         309,378
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (1.9%)
Beacon Roofing Supply                                 104,237(b)              892,269
Interline Brands                                       41,500(b)              737,455
Rush Enterprises Cl A                                  48,100(b)              712,842
Watsco                                                 44,600               1,694,800
WESCO Intl                                              1,844(b)               73,760
                                                                      ---------------
Total                                                                       4,111,126
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.2%)
Macquarie Infrastructure                               12,700                 425,577
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Centennial Communications                              97,800(b)              515,406
SBA Communications Cl A                                48,400(b)            1,502,820
Syniverse Holdings                                     35,390(b)              599,861
                                                                      ---------------
Total                                                                       2,618,087
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $219,257,379)                                                     $209,718,768
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.6%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     12,069,290(f)        $12,069,290
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $12,069,290)                                                       $12,069,290
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $231,326,669)(g)                                                  $221,788,058
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 29, 2008, the value of foreign securities represented 3.2% of net assets.

(d)  At Feb. 29, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.9% of net assets. The Fund's cash equivalent position is 2.7% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $231,327,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $12,190,000
Unrealized depreciation                                                     (21,729,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(9,539,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE SMALL CAP VALUE FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (90.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.1%)
Cubic                                                    19,200              $490,944
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.6%)
Atlas Air Worldwide Holdings                              6,200(b)            313,720
Forward Air                                              92,500             2,714,875
Pacer Intl                                               25,300               388,861
                                                                      ---------------
Total                                                                       3,417,456
-------------------------------------------------------------------------------------


AIRLINES (2.7%)
Air France-KLM ADR                                      286,770(c)          7,728,452
Alaska Air Group                                        281,200(b)          6,861,280
SkyWest                                                  19,300               426,916
                                                                      ---------------
Total                                                                      15,016,648
-------------------------------------------------------------------------------------


AUTO COMPONENTS (3.7%)
Aftermarket Technology                                   74,000(b)          1,387,500
American Axle & Mfg Holdings                            293,900             5,783,952
Cooper Tire & Rubber                                     88,700             1,602,809
Lear                                                    267,700(b)          7,383,166
Superior Inds Intl                                      110,098(d)          1,911,301
Visteon                                                 569,000(b)          1,991,500
                                                                      ---------------
Total                                                                      20,060,228
-------------------------------------------------------------------------------------


AUTOMOBILES (0.7%)
Thor Inds                                                52,000             1,584,960
Winnebago Inds                                          113,600(d)          2,279,952
                                                                      ---------------
Total                                                                       3,864,912
-------------------------------------------------------------------------------------


BEVERAGES (0.1%)
Central European Distribution                            12,800(b)            744,704
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.1%)
Martek Biosciences                                       17,900(b)            513,014
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
NCI Building Systems                                     12,000(b)            364,080
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.4%)
Apollo Investment                                        22,000               341,000
Knight Capital Group Cl A                                73,700(b)          1,181,411
MCG Capital                                              35,900               430,800
SWS Group                                                12,700               144,653
                                                                      ---------------
Total                                                                       2,097,864
-------------------------------------------------------------------------------------

CHEMICALS (2.4%)
Calgon Carbon                                            28,800(b,d)          470,592
CF Inds Holdings                                         18,700             2,282,896
HB Fuller                                                19,700               448,175
PolyOne                                                 745,800(b)          4,847,700
RPM Intl                                                107,000             2,237,370
Schulman A                                               24,700               504,868
Spartech                                                 29,100               412,347
Terra Inds                                               25,000(b)          1,130,250
WR Grace & Co                                            32,500(b)            689,975
                                                                      ---------------
Total                                                                      13,024,173
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (5.9%)
1st Source                                               15,600               272,376
Banco Latinoamericano de Exportaciones Series
 E                                                       69,600(c)            935,424
Bank of Hawaii                                           68,700             3,298,974
Boston Private Financial Holdings                       151,500             2,086,155
Cathay General Bancorp                                  167,700(d)          3,675,985
Chemical Financial                                       20,300               451,066
Citizens Republic Bancorp                                35,006               389,617
Colonial BancGroup                                      176,000(d)          2,126,080
Cullen/Frost Bankers                                     45,002             2,300,502
CVB Financial                                           283,000             2,600,770
First Financial Bancorp                                  45,600               528,504
FirstMerit                                               54,500             1,022,965
Frontier Financial                                       57,900(d)            867,342
Great Southern Bancorp                                   16,800               301,560
Independent Bank                                         30,586               298,519
Intl Bancshares                                         109,000             2,363,120
Natl Penn Bancshares                                     59,544               953,299
Old Natl Bancorp                                         64,700             1,004,144
Oriental Financial Group                                 21,600(c)            449,712
Pacific Capital Bancorp                                  50,500             1,057,975
Simmons First Natl Cl A                                   7,600               194,180
Sterling Financial                                       34,400               512,216
Susquehanna Bancshares                                   57,600             1,145,664
SVB Financial Group                                      13,100(b)            593,430
Taylor Capital Group                                     12,700               207,010
Trustmark                                                 8,600               169,936
Umpqua Holdings                                          27,200               385,424
United Community Banks                                   48,000(d)            683,520
W Holding                                             1,269,500(c,d)        1,663,045
                                                                      ---------------
Total                                                                      32,538,514
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (4.5%)
Bowne & Co                                               16,400               217,628
Comfort Systems USA                                      22,800               271,320
Deluxe                                                   25,000               520,750
Ennis                                                    38,500               614,460
G&K Services Cl A                                        46,000             1,759,960
GeoEye                                                    5,800(b)            175,218
IKON Office Solutions                                   130,100               926,312
Korn/Ferry Intl                                         190,800(b)          3,216,888
Navigant Consulting                                     202,000(b)          3,294,620
Pike Electric                                           162,194(b)          2,097,168
Resources Connection                                    109,000             1,754,900
RSC Holdings                                             13,500(b)            152,145
Schawk                                                  125,322             1,973,822
School Specialty                                         79,500(b)          2,426,340
Spherion                                                124,400(b)            806,112
United Stationers                                        71,000(b)          3,504,560
Viad                                                     27,600               956,892
                                                                      ---------------
Total                                                                      24,669,095
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.2%)
3Com                                                  2,046,000(b)          6,731,340
Anaren                                                   65,200(b)            824,128
CommScope                                                27,000(b)          1,130,760
Dycom Inds                                               47,200(b)            539,968
EMS Technologies                                         36,900(b)          1,062,351
Infinera                                                 10,700(b)            124,976
Oplink Communications                                    15,300(b)            190,179
Sycamore Networks                                       171,882(b)            599,868
UTStarcom                                               377,600(b,d)        1,064,832
                                                                      ---------------
Total                                                                      12,268,402
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.7%)
Avid Technology                                         130,877(b,d)        3,189,472
Diebold                                                 129,000             3,111,480
Electronics for Imaging                                 170,000(b)          2,560,200
Immersion                                                29,200(b)            246,156
                                                                      ---------------
Total                                                                       9,107,308
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology                                          5,500(b)            142,560
EMCOR Group                                              65,700(b)          1,582,713
Insituform Technologies Cl A                            207,900(b)          2,904,363
Perini                                                   31,700(b)          1,188,116
                                                                      ---------------
Total                                                                       5,817,752
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


CONSUMER FINANCE (--%)
Advanta Cl B                                             26,850              $207,282
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.3%)
AptarGroup                                               43,700             1,637,876
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Audiovox Cl A                                            62,200(b)            559,800
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                        46,700             1,006,385
Interactive Brokers Group Cl A                           21,700(b)            674,219
                                                                      ---------------
Total                                                                       1,680,604
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
General Communication Cl A                              262,000(b)          1,516,980
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.6%)
Central Vermont Public Service                            6,400               153,280
Cleco                                                    27,800               636,898
El Paso Electric                                         60,200(b)          1,231,692
MGE Energy                                               30,100               949,956
Portland General Electric                                20,200               471,266
                                                                      ---------------
Total                                                                       3,443,092
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.8%)
Acuity Brands                                             4,100               182,081
AMETEK                                                   53,000             2,257,270
GrafTech Intl                                           116,000(b)          1,858,320
Regal-Beloit                                            130,800             4,829,136
Thomas & Betts                                           12,600(b)            505,890
                                                                      ---------------
Total                                                                       9,632,697
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (5.7%)
Anixter Intl                                             21,400(b)          1,399,346
Benchmark Electronics                                   116,000(b)          1,948,800
Celestica                                               557,000(b,c)        3,642,780
Checkpoint Systems                                       31,900(b)            771,980
Coherent                                                100,500(b)          2,865,758
CTS                                                      35,900               348,230
Littelfuse                                              156,600(b)          4,881,222
Mercury Computer Systems                                186,400(b)          1,194,824
Plexus                                                  359,400(b)          8,902,338
ScanSource                                               22,200(b)            754,134
Tech Data                                                 5,352(b)            178,489
Vishay Intertechnology                                  463,500(b)          4,231,755
                                                                      ---------------
Total                                                                      31,119,656
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.2%)
Oceaneering Intl                                         37,500(b)          2,250,000
Oil States Intl                                          41,100(b)          1,732,776
TETRA Technologies                                      136,000(b)          2,336,480
Trico Marine Services                                    10,400(b)            411,008
                                                                      ---------------
Total                                                                       6,730,264
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.8%)
Casey's General Stores                                   19,600               490,980
Ingles Markets Cl A                                       8,100               194,481
Performance Food Group                                  105,700(b)          3,435,250
Winn-Dixie Stores                                         8,800(b)            143,880
                                                                      ---------------
Total                                                                       4,264,591
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.0%)
Cal-Maine Foods                                          12,200               420,900
Flowers Foods                                            33,000               747,780
Imperial Sugar                                           56,700(d)          1,088,640
J&J Snack Foods                                          91,500             2,255,475
Sanderson Farms                                          29,800(d)          1,038,828
                                                                      ---------------
Total                                                                       5,551,623
-------------------------------------------------------------------------------------


GAS UTILITIES (0.7%)
New Jersey Resources                                     68,600             3,156,286
Piedmont Natural Gas                                     18,500               455,100
                                                                      ---------------
Total                                                                       3,611,386
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Advanced Medical Optics                                 114,000(b,d)        2,608,320
Analogic                                                  4,100               239,891
Conmed                                                   47,300(b)          1,275,208
Cooper Companies                                         49,000             1,675,310
ICU Medical                                              80,785(b)          2,168,269
Invacare                                                 16,200               404,352
                                                                      ---------------
Total                                                                       8,371,350
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.4%)
AMERIGROUP                                               48,200(b)          1,735,200
AMN Healthcare Services                                 121,322(b)          1,964,203
Apria Healthcare Group                                   47,000(b)          1,020,370
athenahealth                                             16,900(b)            549,588
Chemed                                                   34,000             1,622,140
Emergency Medical Services Cl A                          83,000(b,d)        2,052,590
HealthSouth                                               8,900(b)            143,112
HealthSpring                                             10,000(b)            175,500
Magellan Health Services                                 73,500(b)          3,184,755
Molina Healthcare                                         5,200(b)            164,580
Universal American Financial                             20,900(b)            359,062
                                                                      ---------------
Total                                                                      12,971,100
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.3%)
TriZetto Group                                           91,024(b)          1,776,788
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.3%)
Jack in the Box                                          15,300(b)            401,931
Landry's Restaurants                                     23,700               420,201
Lodgian                                                 452,548(b)          4,050,305
Papa John's Intl                                         87,500(b)          2,288,125
                                                                      ---------------
Total                                                                       7,160,562
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.6%)
American Greetings Cl A                                  70,700             1,330,574
Champion Enterprises                                    222,300(b)          1,974,024
                                                                      ---------------
Total                                                                       3,304,598
-------------------------------------------------------------------------------------


INSURANCE (6.4%)
American Natl Insurance                                  27,300             3,097,185
American Physicians Capital                              32,350             1,427,606
Amerisafe                                               100,000(b)          1,315,000
AmTrust Financial Services                               93,700             1,564,790
Commerce Group                                           13,100               474,744
Infinity Property & Casualty                             28,300             1,136,811
IPC Holdings                                            240,900(c)          6,533,208
Max Capital Group                                        55,100(c)          1,528,474
NYMAGIC                                                   7,600               183,464
Odyssey Re Holdings                                      16,200               586,116
Phoenix Companies                                       104,700             1,191,486
Presidential Life                                        11,400               191,064
Quanta Capital Holdings                               1,317,600(b,c)        3,860,568
RLI                                                      28,400             1,483,332
SeaBright Insurance Holdings                             21,638(b)            322,406
Selective Insurance Group                               170,500             4,051,080
StanCorp Financial Group                                 45,500             2,233,595
Stewart Information Services                            126,700             3,771,859
                                                                      ---------------
Total                                                                      34,952,788
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                                57,000               786,030
Systemax                                                 53,500(d)            579,405
                                                                      ---------------
Total                                                                       1,365,435
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.3%)
EarthLink                                                63,400(b)            458,382
Interwoven                                               36,800(b)            498,640
Vignette                                                 67,600(b)            855,140
                                                                      ---------------
Total                                                                       1,812,162
-------------------------------------------------------------------------------------


IT SERVICES (2.2%)
CACI Intl Cl A                                           67,000(b)          2,925,220
MAXIMUS                                                 155,600             5,651,392
MPS Group                                               115,900(b)          1,321,260
Unisys                                                  400,000(b)          1,652,000
Wright Express                                           14,100(b)            408,054
                                                                      ---------------
Total                                                                      11,957,926
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (1.7%)
Brunswick                                               211,800             3,450,222
Head                                                    755,200(b,c)        2,129,664
MarineMax                                               165,000(b,d)        2,026,200
Polaris Inds                                              7,500               286,350
RC2                                                      69,500(b)          1,289,225
                                                                      ---------------
Total                                                                       9,181,661
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
Bio-Rad Laboratories Cl A                                 3,900(b)            368,316
PharmaNet Development Group                               7,000(b)            201,810
                                                                      ---------------
Total                                                                         570,126
-------------------------------------------------------------------------------------


MACHINERY (4.5%)
Actuant Cl A                                              4,500               120,960
Ampco-Pittsburgh                                          5,200               196,872
Chart Inds                                               32,800(b)          1,125,368
Columbus McKinnon                                        21,900(b)            627,216
Federal Signal                                           29,800               359,686
Flowserve                                                31,100             3,386,790
Harsco                                                   50,500             2,852,745
Kadant                                                   41,200(b)          1,034,120
Kaydon                                                  112,400             4,800,604
LB Foster Cl A                                           17,400(b)            737,064
Mueller Inds                                              5,600               160,888
Tecumseh Products Cl A                                   26,100(b)            552,798
Terex                                                   110,900(b)          7,480,205

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MACHINERY (CONT.)
Watts Water Technologies Cl A                            52,000(d)         $1,441,440
                                                                      ---------------
Total                                                                      24,876,756
-------------------------------------------------------------------------------------


MARINE (0.9%)
Kirby                                                   115,500(b)          5,206,740
-------------------------------------------------------------------------------------


MEDIA (1.6%)
AH Belo Cl A                                             14,680(b)            178,656
Belo Cl A                                                67,000               788,590
Central European Media Enterprises Series A              26,280(b,c)        2,415,658
LIN TV Cl A                                              68,000(b)            698,360
Valassis Communications                                 430,200(b,d)        4,826,843
                                                                      ---------------
Total                                                                       8,908,107
-------------------------------------------------------------------------------------


METALS & MINING (1.5%)
Century Aluminum                                        102,700(b)          6,791,551
Quanex                                                   16,900               869,505
Worthington Inds                                         20,200               355,318
                                                                      ---------------
Total                                                                       8,016,374
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.8%)
Big Lots                                                 36,100(b)            608,285
Dillard's Cl A                                          324,600(d)          4,800,834
Family Dollar Stores                                    236,800             4,534,720
                                                                      ---------------
Total                                                                       9,943,839
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.9%)
Avista                                                  244,584             4,461,212
CH Energy Group                                          15,100               540,278
                                                                      ---------------
Total                                                                       5,001,490
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (5.8%)
Aventine Renewable Energy Holdings                       16,200(b)            104,166
Berry Petroleum Cl A                                      4,700               193,217
Bois d'Arc Energy                                        55,100(b)          1,182,997
Callon Petroleum                                         60,100(b)          1,108,244
Comstock Resources                                        9,700(b)            352,110
Encore Acquisition                                      119,100(b)          4,382,880
EXCO Resources                                          243,100(b)          4,217,785
Golar LNG                                                29,300(c)            559,337
Mariner Energy                                           61,700(b)          1,710,941
Parallel Petroleum                                       30,000(b)            554,400
Petrohawk Energy                                         15,700(b)            283,856
Quicksilver Resources                                    93,000(b)          3,199,200
Stone Energy                                            168,600(b)          8,558,136
Tsakos Energy Navigation                                 37,390(c)          1,223,401
USEC                                                    645,938(b,d)        4,121,084
                                                                      ---------------
Total                                                                      31,751,754
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.0%)
AbitibiBowater                                            7,600(c)             78,660
Glatfelter                                              181,500             2,390,355
Mercer Intl                                             135,700(b,d)          985,182
Neenah Paper                                             76,000             1,979,800
                                                                      ---------------
Total                                                                       5,433,997
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.2%)
Par Pharmaceutical Companies                             38,700(b)            684,603
ViroPharma                                               51,800(b)            474,488
                                                                      ---------------
Total                                                                       1,159,091
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.0%)
Arbor Realty Trust                                       51,000(d)            820,080
Ashford Hospitality Trust                               150,500             1,000,825
Deerfield Capital                                        35,800               232,342
Extra Space Storage                                      77,400             1,166,418
FelCor Lodging Trust                                     61,400               774,868
Franklin Street Properties                               15,700               198,134
Inland Real Estate                                       75,700             1,055,258
Medical Properties Trust                                 67,100               803,858
Nationwide Health Properties                             28,500               864,405
Natl Health Investors                                    16,100               485,093
Natl Retail Properties                                   54,800             1,134,360
Pennsylvania Real Estate Investment Trust                 7,200               178,056
Post Properties                                          10,500               441,630
Ramco-Gershenson Properties Trust                        50,700             1,126,554
Sunstone Hotel Investors                                 43,000               673,380
                                                                      ---------------
Total                                                                      10,955,261
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
MI Developments Cl A                                    323,500(c)          7,456,675
-------------------------------------------------------------------------------------


ROAD & RAIL (0.7%)
Covenant Transportation Group Cl A                       82,700(b)            650,849
Landstar System                                          48,000             2,226,240
Saia                                                     47,900(b)            692,155
                                                                      ---------------
Total                                                                       3,569,244
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
AuthenTec                                                13,600(b)            138,040
Brooks Automation                                       422,700(b)          4,260,816
Cabot Microelectronics                                    4,300(b)            144,007
Entegris                                                319,500(b)          2,252,475
Integrated Silicon Solution                             351,148(b)          2,096,354
OmniVision Technologies                                  57,300(b,d)          908,778
Pericom Semiconductor                                    43,200(b)            575,856
Semiconductor Mfg Intl ADR                            1,746,800(b,c)        7,057,072
Spansion Cl A                                           736,100(b)          2,024,275
Standard Microsystems                                     5,700(b)            161,595
Zoran                                                    17,400(b)            238,902
                                                                      ---------------
Total                                                                      19,858,170
-------------------------------------------------------------------------------------


SOFTWARE (2.0%)
JDA Software Group                                       67,000(b)          1,143,690
Manhattan Associates                                     20,100(b)            443,406
Mentor Graphics                                         471,700(b)          4,292,470
MSC.Software                                            216,000(b)          2,736,720
Solera Holdings                                         100,646(b)          2,388,330
                                                                      ---------------
Total                                                                      11,004,616
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.7%)
Aaron Rents                                              83,600             1,640,232
Asbury Automotive Group                                  71,200               998,224
Borders Group                                           228,000             2,111,280
Children's Place Retail Stores                          119,000(b,d)        2,541,840
Group 1 Automotive                                       99,374             2,434,663
Men's Wearhouse                                         221,100             5,094,144
Sonic Automotive Cl A                                     7,700               136,906
Talbots                                                  16,700               136,606
                                                                      ---------------
Total                                                                      15,093,895
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.2%)
Fossil                                                   36,800(b)          1,184,224
Perry Ellis Intl                                         53,400(b)          1,046,106
UniFirst                                                 66,000             2,549,580
Volcom                                                   63,860(b)          1,262,512
Warnaco Group                                            13,800(b)            518,328
Wolverine World Wide                                    210,700             5,583,550
                                                                      ---------------
Total                                                                      12,144,300
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.8%)
Corus Bankshares                                         34,600(d)            357,418
Federal Agricultural Mtge Cl C                           36,400               875,056
FirstFed Financial                                        5,400(b)            168,750
Trustco Bank NY                                         273,500(d)          2,365,775
WSFS Financial                                           15,700               743,395
                                                                      ---------------
Total                                                                       4,510,394
-------------------------------------------------------------------------------------


TOBACCO (0.2%)
Universal                                                20,900             1,189,419
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.4%)
Applied Industrial Technologies                          51,600             1,426,224
Huttig Building Products                                297,560(b)            886,729
                                                                      ---------------
Total                                                                       2,312,953
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
iPCS                                                     76,500             1,451,205
Syniverse Holdings                                       12,600(b)            213,570
USA Mobility                                             28,100(b)            295,050
                                                                      ---------------
Total                                                                       1,959,825
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $564,061,323)                                                     $497,728,341
-------------------------------------------------------------------------------------



MONEY MARKET FUND (16.1%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     88,646,860(f)        $88,646,860
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $88,646,860)                                                       $88,646,860
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $652,708,183)(g)                                                  $586,375,201
=====================================================================================






See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 29, 2008, the value of foreign securities represented 8.6% of net assets.

(d)  At Feb. 29, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 7.0% of net assets. The Fund's cash equivalent position is 9.1% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $652,708,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $48,478,000
Unrealized depreciation                                                     (114,811,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(66,333,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                             RIVERSOURCE VALUE FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.7%)
Goodrich                                               24,498              $1,451,017
Honeywell Intl                                         48,398               2,784,820
                                                                      ---------------
Total                                                                       4,235,837
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.1%)
United Parcel Service Cl B                             39,670               2,786,421
-------------------------------------------------------------------------------------


AIRLINES (1.4%)
AMR                                                    54,069(b)              692,624
Continental Airlines Cl B                              23,644(b)              571,712
Delta Air Lines                                        38,983(b)              520,423
Northwest Airlines                                     45,956(b)              617,189
UAL                                                    17,792                 539,098
US Airways Group                                       46,760(b)              579,824
                                                                      ---------------
Total                                                                       3,520,870
-------------------------------------------------------------------------------------


AUTOMOBILES (2.3%)
Ford Motor                                            529,465(b)            3,457,407
General Motors                                         98,798               2,300,017
                                                                      ---------------
Total                                                                       5,757,424
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.3%)
Genentech                                              10,025(b)              759,394
-------------------------------------------------------------------------------------


CHEMICALS (4.4%)
Air Products & Chemicals                               11,436               1,044,450
Dow Chemical                                          130,379               4,913,985
EI du Pont de Nemours & Co                            108,773               5,049,242
                                                                      ---------------
Total                                                                      11,007,677
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.9%)
US Bancorp                                             27,877                 892,621
Wachovia                                               26,389                 808,031
Wells Fargo & Co                                       20,785                 607,546
                                                                      ---------------
Total                                                                       2,308,198
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                       32,777               1,076,069
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                    28,226(c)              606,859
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.2%)
Hewlett-Packard                                        78,560               3,752,811
IBM                                                    37,484               4,267,928
                                                                      ---------------
Total                                                                       8,020,739
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.6%)
Fluor                                                  10,006               1,393,336
Insituform Technologies Cl A                           11,528(b)              161,046
                                                                      ---------------
Total                                                                       1,554,382
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.2%)
Bank of America                                       110,847               4,405,060
Citigroup                                             178,115               4,223,107
JPMorgan Chase & Co                                    46,119               1,874,737
                                                                      ---------------
Total                                                                      10,502,904
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
AT&T                                                   87,606               3,051,318
BT Group                                              162,476(c)              731,000
Deutsche Telekom ADR                                  119,796(c)            2,262,946
Telefonos de Mexico ADR Series L                       37,266(c)            1,237,231
Verizon Communications                                 52,491               1,906,473
                                                                      ---------------
Total                                                                       9,188,968
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.7%)
ABB ADR                                                58,201(c)            1,457,353
Hubbell Cl B                                            9,167                 415,907
                                                                      ---------------
Total                                                                       1,873,260
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (6.2%)
Baker Hughes                                           38,680               2,602,777
BJ Services                                            44,510               1,154,589
Halliburton                                           125,877               4,821,090
Schlumberger                                           36,069               3,118,165
Tenaris ADR                                            24,244(c)            1,077,646
Transocean                                             20,889(b)            2,935,113
                                                                      ---------------
Total                                                                      15,709,380
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.1%)
Wal-Mart Stores                                       109,360               5,423,162
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.8%)
Health Net                                             18,303(b)              804,234
Humana                                                 19,047(b)            1,301,481
                                                                      ---------------
Total                                                                       2,105,715
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.9%)
Carnival Unit                                          62,460               2,457,801
Royal Caribbean Cruises                                64,469               2,257,060
                                                                      ---------------
Total                                                                       4,714,861
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.1%)
Centex                                                  6,568                 145,744
DR Horton                                              11,594                 162,664
KB Home                                                 7,407                 177,250
Pulte Homes                                            13,615                 184,347
Stanley Works                                          52,308               2,539,030
Whirlpool                                              24,008               2,025,555
                                                                      ---------------
Total                                                                       5,234,590
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (6.1%)
3M                                                     33,832               2,652,429
General Electric                                      304,719              10,098,388
McDermott Intl                                         52,719(b)            2,752,986
                                                                      ---------------
Total                                                                      15,503,803
-------------------------------------------------------------------------------------


INSURANCE (13.8%)
ACE                                                    77,849(c)            4,378,227
Allstate                                               47,730               2,278,153
American Intl Group                                    40,317               1,889,255
Aon                                                    30,417               1,265,651
Axis Capital Holdings                                  35,807(c)            1,320,204
Endurance Specialty Holdings                           46,086(c)            1,811,180
Everest Re Group                                        6,786(c)              657,428
Lincoln Natl                                           27,298               1,395,201
Loews                                                  70,221               2,938,047
Marsh & McLennan Companies                            152,157               3,875,439
Montpelier Re Holdings                                 69,950(c)            1,112,905
PartnerRe                                              12,551(c)              965,046
RenaissanceRe Holdings                                 27,557(c)            1,512,879
Safeco                                                 24,202               1,119,585
Travelers Companies                                   111,600               5,179,355
XL Capital Cl A                                        79,241(c)            2,857,430
                                                                      ---------------
Total                                                                      34,555,985
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Computer Sciences                                      13,830(b)              600,914
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                          53,760                 912,845
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MACHINERY (10.9%)
Caterpillar                                           121,809              $8,810,445
Deere & Co                                             52,742               4,494,146
Eaton                                                  43,437               3,502,325
Illinois Tool Works                                    72,123               3,539,076
Ingersoll-Rand Cl A                                    93,928(c)            3,931,826
Parker Hannifin                                        50,149               3,241,130
                                                                      ---------------
Total                                                                      27,518,948
-------------------------------------------------------------------------------------


MEDIA (0.9%)
CBS Cl B                                               95,772               2,185,517
-------------------------------------------------------------------------------------


METALS & MINING (0.5%)
Alcoa                                                  35,273               1,310,039
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.6%)
Macy's                                                 56,875               1,403,675
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (11.2%)
Anadarko Petroleum                                     19,385               1,235,600
Apache                                                 12,954               1,485,953
BP ADR                                                 46,047(c)            2,987,069
Chevron                                                60,202               5,217,105
ConocoPhillips                                         65,344               5,404,602
Devon Energy                                            6,597                 677,644
EnCana                                                 12,998(c)              990,578
Marathon Oil                                           71,144               3,782,015
Petroleo Brasileiro ADR                                28,127(c)            3,300,422
Pioneer Natural Resources                              20,182                 903,952
Spectra Energy                                         22,490                 519,744
Total ADR                                              22,546(c)            1,699,743
                                                                      ---------------
Total                                                                      28,204,427
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (2.3%)
Intl Paper                                            141,511               4,485,899
Weyerhaeuser                                           21,281               1,302,397
                                                                      ---------------
Total                                                                       5,788,296
-------------------------------------------------------------------------------------


PHARMACEUTICALS (4.2%)
Abbott Laboratories                                    22,438               1,201,555
Bristol-Myers Squibb                                   29,136                 658,765
Eli Lilly & Co                                         14,092                 704,882
Johnson & Johnson                                      33,999               2,106,578
Merck & Co                                             66,652               2,952,683
Pfizer                                                 95,965               2,138,100
Wyeth                                                  17,427                 760,166
                                                                      ---------------
Total                                                                      10,522,729
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Simon Property Group                                    7,454                 624,645
-------------------------------------------------------------------------------------


ROAD & RAIL (1.1%)
Burlington Northern Santa Fe                           15,894               1,395,175
Union Pacific                                          11,285               1,407,917
                                                                      ---------------
Total                                                                       2,803,092
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Intel                                                 278,877               5,563,596
STMicroelectronics                                     91,172(c)            1,093,152
Taiwan Semiconductor Mfg ADR                          196,689(c)            1,915,751
                                                                      ---------------
Total                                                                       8,572,499
-------------------------------------------------------------------------------------


SOFTWARE (1.0%)
Microsoft                                              90,579               2,465,560
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.2%)
Home Depot                                            113,916               3,024,470
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.8%)
Fannie Mae                                             73,525               2,032,966
-------------------------------------------------------------------------------------


TOBACCO (2.8%)
Altria Group                                           34,995               2,559,534
Loews-Carolina Group                                   60,952(e)            4,589,076
                                                                           ----------
Total                                                                       7,148,610
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $274,903,985)                                                     $251,565,730
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                      550,544(d)             $550,544
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $550,544)                                                             $550,544
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $275,454,529)(f)                                                  $252,116,274
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 29, 2008, the value of foreign securities represented 15.0% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $275,455,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $4,649,000
Unrealized depreciation                                                      (27,988,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(23,339,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Managers Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 29, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 29, 2008